Borrowings (Tables)	12 Months Ended
Mar. 31, 2025
Borrowings.
Schedule of Total borrowings

	2025 €m	Re-presented 1 2024 € m

Non-current borrowings

Bonds	34,873	40,382

Bank loans	1,009	402

Lease liabilities (note 20 ‘Leases’)	8,480	7,416

Other borrowings 2	1,734	1,059

	46,096	49,259

Current borrowings

Bonds	1,529	361

Bank loans	204	365

Lease liabilities (note 20 ‘Leases’)	2,346	2,256

Collateral liabilities	2,357	2,628

Bank borrowings secured against Indian assets	–	1,720

Other borrowings 2	611	398

	7,047	7,728

Borrowings	53,143	56,987
Note:

1.
On 1 April 2024, the Group adopted amendments to IAS 1 ‘Presentation of Financial statements’ which has impacted the classification of certain bonds between current borrowings and non-current
borrowings. As a result of the reclassification, comparatives at 31 March 2024, have been re-presented in accordance with IFRS requirements. See note 1 ‘Basis of preparation’ to the consolidated financial statements for more information.

2.
Includes
€
700 million (2024:
€
862 million) and
€
187 million (2024:
€
158 million) of licence and spectrum fees payable,
and
€
307 million (2024:
€
20 million) and
€
196 million (2024:
€
40 million) of supplier payables classified as borrowings, in non-current
and current borrowings respectively.